PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 50.8%
Basic Materials : 2.6%
1,485,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 1,492,949
0.3
1,187,000  Albemarle Corp.,
4.650%,
06/01/2027 1,183,333
0.2
656,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 663,779
0.1
1,200,000  Celanese US Holdings
LLC, 6.415%,
07/15/2027 1,243,498
0.2
1,200,000
(1)
Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 1,199,783
0.2
513,000  Eastman Chemical Co.,
5.000%,
08/01/2029 520,421
0.1
641,000  Ecolab, Inc., 1.650%,
02/01/2027 617,275
0.1
1,266,000  Ecolab, Inc., 4.300%,
06/15/2028 1,275,156
0.2
417,000  EIDP, Inc., 4.500%,
05/15/2026 417,320
0.1
827,000
(2)
Georgia-Pacific LLC,
1.750%,
09/30/2025 821,394
0.1
1,200,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,193,291
0.2
1,200,000
(2)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 1,194,505
0.2
1,200,000
(2)
Novelis Corp., 3.250%,
11/15/2026 1,181,580
0.2
835,000
(1)
Nucor Corp., 4.650%,
06/01/2030 841,930
0.1
65,000  Nutrien Ltd., 4.900%,
03/27/2028 65,948
0.0
1,098,000  Nutrien Ltd., 5.950%,
11/07/2025 1,103,595
0.2
672,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 677,472
0.1
176,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 179,449
0.0
15,872,678
2.6
Communications : 2.9%
529,000  Alphabet, Inc., 1.100%,
08/15/2030 457,119
0.1
513,000  AT&T, Inc., 1.700%,
03/25/2026 502,800
0.1
1,200,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 1,200,319
0.2
1,327,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 1,344,918
0.2
552,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 564,517
0.1
529,000  Comcast Corp.,
4.550%,
01/15/2029 534,983
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,200,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 $ 1,196,833
0.2
1,200,000
(2)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 1,194,281
0.2
710,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 716,630
0.1
1,497,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,459,974
0.2
349,000
(2)
NBN Co. Ltd., 5.750%,
10/06/2028 365,076
0.1
1,200,000
(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 5.000%,
08/15/2027 1,194,754
0.2
700,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 710,080
0.1
1,200,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 1,178,274
0.2
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,231,633
0.2
997,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 942,545
0.2
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 422,626
0.1
249,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 245,301
0.0
222,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 213,761
0.0
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 295,974
0.0
395,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 393,512
0.1
1,200,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,197,830
0.2
17,563,740
2.9
Consumer, Cyclical : 5.2%
14,892  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 14,441
0.0
400,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 399,332
0.1
225,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 225,267
0.0
430,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 431,401
0.1
195,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 188,149
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
656,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 $ 634,442
0.1
325,000  BorgWarner, Inc.,
4.950%,
08/15/2029 329,897
0.1
410,000
(2)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 414,081
0.1
245,000
(2)
Denso Corp., 4.420%,
09/11/2029 245,079
0.0
1,032,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,009,064
0.2
300,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 300,734
0.0
500,000  Ford Motor Credit Co.
LLC, GMTN, 4.389%,
01/08/2026 497,833
0.1
802,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 798,749
0.1
559,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 563,375
0.1
586,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 587,123
0.1
415,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 416,961
0.1
300,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 306,567
0.0
985,000  Home Depot, Inc.,
4.875%,
06/25/2027 1,001,025
0.2
874,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 848,301
0.1
923,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 924,274
0.1
394,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 398,382
0.1
561,000
(2)
Hyundai Capital
America, 1.300%,
01/08/2026 551,325
0.1
264,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 266,706
0.0
262,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 266,169
0.0
493,000
(2)
Hyundai Capital
America, 6.250%,
11/03/2025 495,010
0.1
1,300,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 1,300,095
0.2
1,562,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 1,539,420
0.2
999,000
(2)
Mattel, Inc., 3.375%,
04/01/2026 986,747
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,200,000
(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 $ 1,198,500
0.2
493,000
(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 502,150
0.1
655,000  MGM Resorts
International, 4.625%,
09/01/2026 654,563
0.1
545,000  MGM Resorts
International, 5.500%,
04/15/2027 548,289
0.1
1,200,000
(2)
NCL Corp. Ltd.,
5.875%,
02/15/2027 1,205,835
0.2
1,200,000
(1)
Newell Brands, Inc.,
6.375%,
09/15/2027 1,219,862
0.2
235,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 233,867
0.0
1,200,000
(2)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 1,194,713
0.2
1,338,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 1,331,389
0.2
718,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 729,765
0.1
230,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 231,026
0.0
702,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 712,632
0.1
26,235  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 26,793
0.0
1,200,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 1,192,817
0.2
1,200,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,201,421
0.2
425,000
(2)
Volkswagen Group of
America Finance LLC,
4.950%,
08/15/2029 426,919
0.1
535,000
(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 540,041
0.1
500,000
(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 510,933
0.1
385,000
(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 409,877
0.1
311,000  Walmart, Inc., 4.350%,
04/28/2030 314,651
0.1
864,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 806,294
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,200,000
(1)(2)
William Carter Co.,
5.625%,
03/15/2027 $ 1,193,536
0.2
32,325,822
5.2
Consumer, Non-cyclical : 8.1%
1,088,000  AbbVie, Inc., 3.200%,
05/14/2026 1,077,865
0.2
280,000  AbbVie, Inc., 3.200%,
11/21/2029 267,906
0.0
651,000  AbbVie, Inc., 4.800%,
03/15/2029 663,925
0.1
680,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.250%,
03/15/2026 671,281
0.1
520,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 517,209
0.1
1,980,000  Amgen, Inc., 5.150%,
03/02/2028 2,023,697
0.3
930,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 940,609
0.2
1,040,000
(1)(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 1,037,825
0.2
1,529,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 1,544,367
0.3
760,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 756,888
0.1
365,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 367,023
0.1
299,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 304,881
0.0
270,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 276,970
0.0
263,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 261,024
0.0
1,200,000
(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,182,727
0.2
370,000  Cigna Group, 1.250%,
03/15/2026 362,170
0.1
517,000  Cigna Group, 5.000%,
05/15/2029 528,811
0.1
314,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 311,887
0.0
1,247,000  CVS Health Corp.,
3.875%,
07/20/2025 1,246,064
0.2
990,000  CVS Health Corp.,
5.400%,
06/01/2029 1,019,091
0.2
398,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 404,341
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,347,000  Eli Lilly & Co., 4.550%,
02/12/2028 $ 1,365,081
0.2
247,000  Eli Lilly & Co., 4.750%,
02/12/2030 253,315
0.0
315,000  Equifax, Inc., 2.600%,
12/15/2025 312,146
0.0
486,000
(2)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 497,693
0.1
1,200,000
(1)(2)
Garda World Security
Corp., 4.625%,
02/15/2027 1,193,365
0.2
933,000
(1)
GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 935,033
0.2
348,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 355,332
0.1
357,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 359,927
0.1
583,000  Global Payments, Inc.,
1.200%,
03/01/2026 569,401
0.1
1,100,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 1,100,099
0.2
999,000  HCA, Inc., 5.875%,
02/15/2026 1,000,114
0.2
706,000  HCA, Inc., 5.875%,
02/01/2029 732,876
0.1
552,000  Hershey Co., 4.750%,
02/24/2030 563,238
0.1
1,348,000  Humana, Inc., 5.750%,
03/01/2028 1,391,688
0.2
432,000
(2)
Imperial Brands
Finance PLC, 4.500%,
06/30/2028 432,024
0.1
1,200,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 1,199,569
0.2
1,450,000  Johnson & Johnson,
4.550%,
03/01/2028 1,474,892
0.2
285,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 283,170
0.0
1,021,000
(2)
Mars, Inc., 4.600%,
03/01/2028 1,029,512
0.2
289,000
(2)
Mars, Inc., 4.800%,
03/01/2030 292,920
0.0
180,000  McKesson Corp.,
4.250%,
09/15/2029 179,813
0.0
135,000  Mondelez International,
Inc., 2.750%,
04/13/2030 125,414
0.0
355,000  Novartis Capital Corp.,
3.800%,
09/18/2029 352,076
0.1
766,000  Philip Morris
International, Inc.,
4.125%,
04/28/2028 764,671
0.1
267,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 271,801
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,200,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 3.375%,
08/31/2027 $ 1,163,357
0.2
325,000  Quanta Services, Inc.,
4.750%,
08/09/2027 327,854
0.1
1,199,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 1,210,217
0.2
459,000  RELX Capital, Inc.,
4.750%,
03/27/2030 465,242
0.1
201,000
(2)
Rentokil Terminix
Funding LLC, 5.000%,
04/28/2030 202,491
0.0
726,000
(2)
Roche Holdings, Inc.,
5.338%,
11/13/2028 753,694
0.1
1,361,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,352,061
0.2
748,000  S&P Global, Inc.,
2.450%,
03/01/2027 728,197
0.1
1,151,000  S&P Global, Inc.,
2.700%,
03/01/2029 1,091,237
0.2
1,588,000  Smith & Nephew PLC,
5.150%,
03/20/2027 1,607,620
0.3
1,571,000  Solventum Corp.,
5.450%,
02/25/2027 1,597,282
0.3
784,000  Stryker Corp., 3.650%,
03/07/2028 774,046
0.1
1,290,000  Stryker Corp., 4.700%,
02/10/2028 1,307,823
0.2
1,200,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,198,860
0.2
156,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 160,889
0.0
1,247,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 1,213,465
0.2
295,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 299,627
0.0
1,387,000  Zimmer Biomet
Holdings, Inc., 4.700%,
02/19/2027 1,395,076
0.2
522,000  Zoetis, Inc., 5.400%,
11/14/2025 523,147
0.1
50,173,916
8.1
Energy : 2.7%
1,200,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,199,283
0.2
516,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 500,089
0.1
748,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 747,143
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,121,000  Chevron USA, Inc.,
4.475%,
02/26/2028 $ 1,134,758
0.2
561,000  Chevron USA, Inc.,
4.687%,
04/15/2030 572,384
0.1
488,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 499,304
0.1
1,221,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 1,238,234
0.2
600,000
(1)(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 613,875
0.1
1,759,000  Enbridge, Inc., 4.600%,
06/20/2028 1,772,640
0.3
1,200,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 1,241,592
0.2
1,845,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 1,853,739
0.3
905,000
(2)
Hess Midstream
Operations L.P.,
5.875%,
03/01/2028 919,056
0.1
1,131,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 1,092,719
0.2
196,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 207,378
0.0
385,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 385,368
0.1
600,000
(2)
Permian Resources
Operating LLC, 5.375%,
01/15/2026 600,760
0.1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 635,839
0.1
1,252,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,251,782
0.2
16,465,943
2.7
Financial : 16.6%
653,000  Aflac, Inc., 1.125%,
03/15/2026 637,984
0.1
1,200,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 1,178,719
0.2
224,000
(3)
American Express Co.,
5.098%,
02/16/2028 226,624
0.0
1,160,000
(3)
American Express Co.,
5.389%,
07/28/2027 1,171,777
0.2
510,000
(3)
American Express Co.,
5.645%,
04/23/2027 514,816
0.1
1,112,000  American Tower Corp.,
3.650%,
03/15/2027 1,098,791
0.2
347,000  American Tower Corp.,
5.250%,
07/15/2028 355,862
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
750,000  Aon North America, Inc.,
5.125%,
03/01/2027 $ 759,184
0.1
162,000  Aon North America, Inc.,
5.150%,
03/01/2029 165,959
0.0
482,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 489,373
0.1
698,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 702,918
0.1
610,000
(2)
Aviation Capital
Group LLC, 5.125%,
04/10/2030 616,077
0.1
1,849,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 1,760,636
0.3
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 206,286
0.0
400,000  Banco Santander SA,
5.588%,
08/08/2028 413,292
0.1
1,868,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 1,816,040
0.3
957,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 935,637
0.2
820,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 810,554
0.1
132,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 132,021
0.0
234,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 231,575
0.0
303,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 284,058
0.0
795,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 772,904
0.1
164,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 156,139
0.0
319,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 315,513
0.1
1,055,000  Bank of Montreal,
5.300%,
06/05/2026 1,064,305
0.2
144,000
(1)(3)
Bank of New York
Mellon, 4.729%,
04/20/2029 146,056
0.0
229,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 228,904
0.0
777,000
(1)(3)
Bank of New York
Mellon Corp., 4.441%,
06/09/2028 781,396
0.1
1,295,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 1,301,236
0.2
2,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 2,042
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
788,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 $ 726,255
0.1
329,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 302,154
0.1
1,578,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 1,591,788
0.3
688,000
(2)(3)
CaixaBank SA, 4.634%,
07/03/2029 689,866
0.1
220,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 227,589
0.0
328,000
(2)(3)
CaixaBank SA, 6.684%,
09/13/2027 335,985
0.1
304,000  Camden Property Trust,
4.100%,
10/15/2028 302,326
0.1
343,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 346,756
0.1
807,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 779,727
0.1
535,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 547,953
0.1
551,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 570,084
0.1
526,000  Charles Schwab Corp.,
5.875%,
08/24/2026 534,956
0.1
194,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 205,908
0.0
842,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 848,156
0.1
452,000  CME Group, Inc.,
4.400%,
03/15/2030 455,308
0.1
714,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 728,761
0.1
944,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 931,883
0.2
651,000
(2)
Corebridge Global
Funding, 0.900%,
09/22/2025 645,450
0.1
711,000
(2)(3)
Credit Agricole SA,
5.335%,
01/10/2030 727,506
0.1
556,000
(2)(3)
Danske Bank A/S,
4.298%,
04/01/2028 554,192
0.1
329,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 327,766
0.1
714,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 692,968
0.1
836,000
(2)(3)
DNB Bank ASA,
5.896%,
10/09/2026 839,131
0.1
703,000  Equinix, Inc., 1.250%,
07/15/2025 702,098
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
487,000
(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 $ 500,158
0.1
597,000  Fifth Third Bank NA,
3.850%,
03/15/2026 593,326
0.1
1,200,000
(2)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 1,201,218
0.2
209,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 210,057
0.0
106,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 106,893
0.0
2,170,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 2,123,439
0.3
354,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 343,921
0.1
356,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 361,994
0.1
130,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 135,352
0.0
130,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 137,920
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 323,135
0.1
869,000
(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 876,476
0.1
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 731,419
0.1
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 314,743
0.1
272,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 266,520
0.0
593,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 572,259
0.1
798,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 779,636
0.1
621,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 582,567
0.1
691,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 675,435
0.1
500,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 489,845
0.1
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 118,701
0.0
1,572,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 1,577,005
0.3
320,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 321,155
0.1
190,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 193,512
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
968,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 $ 986,042
0.2
720,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 727,059
0.1
1,000,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,020,915
0.2
255,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 264,830
0.0
1,611,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 1,646,442
0.3
1,509,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 1,511,064
0.2
1,200,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 1,183,836
0.2
707,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 717,868
0.1
419,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 418,317
0.1
232,000
(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 234,476
0.0
806,000
(2)
LSEGA Financing PLC,
1.375%,
04/06/2026 787,356
0.1
1,404,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 1,414,904
0.2
838,000  Mastercard, Inc.,
4.550%,
03/15/2028 849,696
0.1
717,000
(2)
Met Tower Global
Funding, 4.850%,
01/16/2027 724,785
0.1
1,500,000
(2)(3)
MF1 Multi-Family
Housing Mortgage Loan
Trust 2024-FL15 A,
6.003%, (TSFR1M +
1.688%),
08/18/2041 1,505,954
0.2
400,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 399,454
0.1
508,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 493,011
0.1
777,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 796,088
0.1
421,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 433,184
0.1
725,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 746,144
0.1
341,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 335,600
0.1
1,199,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 1,170,228
0.2
574,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 557,333
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
454,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 $ 460,666
0.1
133,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 135,288
0.0
111,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 112,963
0.0
407,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 417,327
0.1
384,000
(3)
Morgan Stanley,
5.230%,
01/15/2031 393,202
0.1
45,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 46,649
0.0
412,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 429,269
0.1
1,184,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 1,148,801
0.2
320,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 316,083
0.1
727,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 741,378
0.1
533,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 534,587
0.1
250,000
(2)
National Securities
Clearing Corp., 4.700%,
05/20/2030 254,278
0.0
556,000
(2)
National Securities
Clearing Corp., 5.000%,
05/30/2028 567,991
0.1
1,200,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 1,196,024
0.2
532,000
(2)
Nationwide Building
Society, 1.500%,
10/13/2026 513,387
0.1
419,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 426,655
0.1
395,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 408,163
0.1
1,200,000  OneMain Finance
Corp., 3.500%,
01/15/2027 1,175,584
0.2
394,000
(2)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 385,247
0.1
488,000
(2)
Principal Life Global
Funding II, 5.100%,
01/25/2029 499,215
0.1
352,000  Prologis L.P., 4.875%,
06/15/2028 359,235
0.1
148,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 152,108
0.0
1,200,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 1,188,716
0.2
1,200,000
(1)(2)
Rocket Mortgage LLC
/ Rocket Mortgage
Co-Issuer, Inc., 2.875%,
10/15/2026 1,171,127
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
457,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 $ 443,113
0.1
1,539,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 1,545,807
0.3
877,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 882,646
0.1
332,000
(1)
Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 339,719
0.1
160,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 162,275
0.0
722,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 729,257
0.1
727,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 733,005
0.1
294,000
(2)
Skandinaviska Enskilda
Banken AB, 4.375%,
06/02/2028 296,381
0.0
1,200,000
(1)(2)
Starwood Property
Trust, Inc., 4.375%,
01/15/2027 1,189,640
0.2
854,000
(3)
State Street Corp.,
3.031%,
11/01/2034 789,193
0.1
565,000
(3)
State Street Corp.,
4.530%,
02/20/2029 569,712
0.1
953,000  State Street Corp.,
4.536%,
02/28/2028 963,978
0.2
199,000
(3)
State Street Corp.,
4.543%,
04/24/2028 200,339
0.0
168,000  State Street Corp.,
4.729%,
02/28/2030 170,588
0.0
888,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 887,472
0.1
357,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 338,495
0.1
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 239,223
0.0
1,000,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 1,015,480
0.2
241,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 244,781
0.0
1,302,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 1,318,616
0.2
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 869,798
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
370,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 $ 361,794
0.1
491,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 456,992
0.1
425,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 424,836
0.1
421,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 433,704
0.1
321,000  UBS AG/London,
5.800%,
09/11/2025 321,822
0.1
702,000
(2)(3)
UBS Group AG,
5.428%,
02/08/2030 721,124
0.1
1,200,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 1,200,633
0.2
261,000
(3)
US Bancorp, 5.046%,
02/12/2031 265,772
0.0
311,000
(2)
USAA Capital Corp.,
4.375%,
06/01/2028 313,189
0.1
153,000
(3)
Wells Fargo & Co.,
4.970%,
04/23/2029 155,161
0.0
601,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 561,670
0.1
784,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 773,224
0.1
924,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 910,132
0.1
99,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 98,981
0.0
874,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 902,583
0.1
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 581,449
0.1
276,000
(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 279,611
0.0
102,078,654
16.6
Industrial : 4.5%
558,000  3M Co., 4.800%,
03/15/2030 567,456
0.1
601,000  AGCO Corp., 5.450%,
03/21/2027 608,648
0.1
303,000
(2)
Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 305,254
0.1
303,000
(2)
Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 308,302
0.1
1,407,000  Amphenol Corp.,
4.375%,
06/12/2028 1,417,015
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,253,000
(1)
Avnet, Inc., 6.250%,
03/15/2028 $ 1,302,735
0.2
325,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 333,239
0.1
140,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 140,896
0.0
1,049,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 1,056,996
0.2
459,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 470,301
0.1
315,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 321,642
0.1
1,225,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 1,229,070
0.2
656,000  FedEx Corp., 3.250%,
04/01/2026 649,789
0.1
1,137,000  GATX Corp., 5.400%,
03/15/2027 1,153,165
0.2
368,000  HEICO Corp., 5.250%,
08/01/2028 377,667
0.1
921,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 936,567
0.2
563,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 571,586
0.1
251,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 244,260
0.0
1,759,000  John Deere Capital
Corp. I, 4.250%,
06/05/2028 1,769,792
0.3
859,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 861,456
0.1
282,000
(2)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 283,822
0.0
229,000  Northrop Grumman
Corp., 4.650%,
07/15/2030 231,079
0.0
1,200,000
(2)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 1,201,466
0.2
705,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 713,210
0.1
743,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 762,229
0.1
743,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 774,337
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,239,000  Raytheon Technologies
Corp., 3.950%,
08/16/2025 $ 1,237,540
0.2
600,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 599,198
0.1
271,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 275,898
0.0
1,192,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 1,223,524
0.2
282,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 289,854
0.1
101,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 104,605
0.0
1,200,000
(2)
Standard Industries,
Inc., 5.000%,
02/15/2027 1,198,126
0.2
833,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 867,561
0.1
1,200,000
(2)
TK Elevator US
Newco, Inc., 5.250%,
07/15/2027 1,199,957
0.2
707,000  Veralto Corp., 5.500%,
09/18/2026 715,613
0.1
1,186,000  Waste Management,
Inc., 4.950%,
07/03/2027 1,206,663
0.2
27,510,518
4.5
Technology : 3.4%
591,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 589,364
0.1
215,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 213,667
0.0
722,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 727,438
0.1
2,113,000  Analog Devices, Inc.,
4.250%,
06/15/2028 2,123,138
0.3
210,000  AppLovin Corp.,
5.125%,
12/01/2029 212,794
0.0
80,000
(1)(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 76,919
0.0
731,000
(1)
Broadcom, Inc.,
3.459%,
09/15/2026 724,377
0.1
1,464,000  Broadcom, Inc.,
4.150%,
02/15/2028 1,460,016
0.2
1,628,000  Broadcom, Inc.,
4.800%,
04/15/2028 1,651,925
0.3
1,538,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 1,540,571
0.3
289,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 293,721
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 $ 1,217,243
0.2
778,000  Fiserv, Inc., 5.150%,
03/15/2027 788,508
0.1
685,000  Fiserv, Inc., 5.450%,
03/02/2028 704,150
0.1
656,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 652,871
0.1
702,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 709,419
0.1
297,000  Intel Corp., 3.700%,
07/29/2025 296,032
0.1
999,000  Microchip Technology,
Inc., 4.250%,
09/01/2025 997,885
0.2
643,000  Oracle Corp., 1.650%,
03/25/2026 629,954
0.1
633,000  Oracle Corp., 2.650%,
07/15/2026 621,740
0.1
417,000  Oracle Corp., 4.800%,
08/03/2028 423,962
0.1
1,200,000
(2)
SS&C Technologies,
Inc., 5.500%,
09/30/2027 1,201,886
0.2
766,000  Synopsys, Inc., 4.650%,
04/01/2028 773,952
0.1
157,000  Synopsys, Inc., 4.850%,
04/01/2030 159,229
0.0
1,352,000  VMware LLC, 3.900%,
08/21/2027 1,340,635
0.2
421,000  VMware, Inc., 1.400%,
08/15/2026 407,294
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 286,382
0.1
20,825,072
3.4
Utilities : 4.8%
518,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 516,487
0.1
399,000  AES Corp., 1.375%,
01/15/2026 391,458
0.1
1,663,000  AES Corp., 5.450%,
06/01/2028 1,699,837
0.3
1,537,000  Alabama Power Co.,
3.750%,
09/01/2027 1,530,170
0.2
502,000  Ameren Corp., 5.700%,
12/01/2026 510,195
0.1
1,773,000  Ameren Illinois Co.,
3.800%,
05/15/2028 1,760,098
0.3
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 653,503
0.1
1,285,000
(2)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 1,302,666
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
561,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 $ 571,219
0.1
359,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 363,582
0.1
357,000  Consumers Energy Co.,
4.500%,
01/15/2031 358,519
0.1
315,000  Consumers Energy Co.,
4.900%,
02/15/2029 321,765
0.1
166,000  DTE Electric Co.,
4.250%,
05/14/2027 166,300
0.0
534,000  DTE Energy Co.,
5.100%,
03/01/2029 544,715
0.1
697,000
(2)
Enel Finance
International NV,
7.050%,
10/14/2025 701,147
0.1
927,000  Entergy Corp., 0.900%,
09/15/2025 920,083
0.1
1,031,000  Eversource Energy,
2.900%,
03/01/2027 1,006,237
0.2
713,000  Eversource Energy,
4.750%,
05/15/2026 714,285
0.1
142,000  Exelon Corp., 5.150%,
03/15/2029 145,746
0.0
1,166,000  Georgia Power Co.,
5.004%,
02/23/2027 1,182,960
0.2
320,000
(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 329,353
0.1
983,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 982,479
0.2
309,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 318,188
0.0
156,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 158,717
0.0
392,000
(2)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 406,482
0.1
516,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 497,804
0.1
446,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 416,882
0.1
1,184,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 1,191,879
0.2
257,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 260,575
0.0
788,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 806,684
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
535,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 $ 472,582
0.1
393,000  NiSource, Inc., 0.950%,
08/15/2025 391,194
0.1
632,000  ONE Gas, Inc., 5.100%,
04/01/2029 647,600
0.1
481,672  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 473,515
0.1
310,000  Pinnacle West Capital
Corp., 5.150%,
05/15/2030 317,465
0.0
280,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 278,621
0.0
1,564,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 1,619,292
0.3
220,000  Sempra Energy,
5.400%,
08/01/2026 222,188
0.0
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,233,254
0.2
238,000  Southern Co., 5.500%,
03/15/2029 247,857
0.0
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 279,919
0.0
570,000
(2)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 573,143
0.1
680,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 681,074
0.1
520,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 520,681
0.1
554,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 515,445
0.1
295,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 295,106
0.0
51,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 50,998
0.0
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 72,363
0.0
29,622,312
4.8
Total Corporate Bonds/
Notes
(Cost $309,441,768)
312,438,655
50.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 15.7%
Automobile Asset-Backed Securities : 4.9%
1,450,000
(2)
American Heritage
Auto Receivables Trust
2024-1A A3, 4.900%,
09/17/2029 $ 1,451,244
0.2
553,474  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 555,643
0.1
2,850,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 2,874,257
0.5
2,850,000  Carmax Auto Owner
Trust 2023-3 B,
5.470%,
02/15/2029 2,909,685
0.5
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 293,879
0.0
1,650,000
(2)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,669,021
0.3
850,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 849,806
0.1
1,700,000
(2)
GLS Auto Receivables
Issuer Trust 2025-1A
A3, 4.770%,
09/15/2028 1,706,562
0.3
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 404,816
0.1
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 1,779,370
0.3
2,600,000
(2)
GM Financial Revolving
Receivables Trust
2021-1 A, 1.170%,
06/12/2034 2,504,977
0.4
1,200,000
(2)
PenFed Auto
Receivables Owner
Trust 2024-A A3,
4.700%,
06/15/2029 1,205,009
0.2
1,250,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,256,955
0.2
1,100,000
(2)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 1,106,178
0.2
2,600,000  Santander Drive Auto
Receivables Trust
2023-3 B, 5.610%,
07/17/2028 2,614,209
0.4
1,550,000  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 1,554,789
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
950,000
(2)
SCCU Auto Receivables
Trust 2024-1A A3,
5.110%,
06/15/2029 $ 955,821
0.2
313,022
(2)
Tesla Auto Lease Trust
2023-A A3, 5.890%,
06/22/2026 313,331
0.0
1,150,000
(2)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 1,155,638
0.2
2,750,000  Toyota Auto
Receivables Owner
Trust 2024-A A3,
4.830%,
10/16/2028 2,767,141
0.4
29,928,331
4.9
Other Asset-Backed Securities : 9.7%
2,400,000
(2)(3)
720 East CLO Ltd.
2023-IA A1R, 5.650%,
(TSFR3M + 1.370%),
04/15/2038 2,407,200
0.4
1,243,905
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.776%, (TSFR1M +
1.464%),
11/15/2036 1,244,070
0.2
410,261
(2)(3)
Bain Capital Credit CLO
2018-2A A1R, 5.349%,
(TSFR3M + 1.080%),
07/19/2031 410,365
0.1
1,900,000
(2)(3)
Ballyrock CLO 17
Ltd. 2021-17A A1B,
5.931%, (TSFR3M +
1.662%),
10/20/2034 1,901,343
0.3
1,500,000
(2)(3)
Ballyrock CLO 22
Ltd. 2024-22A A1A,
5.796%, (TSFR3M +
1.540%),
04/15/2037 1,504,817
0.2
800,451
(2)(3)
Barings CLO Ltd.
2015-IA AR, 5.521%,
(TSFR3M + 1.252%),
01/20/2031 800,823
0.1
2,750,000
(2)(3)
Barings CLO Ltd.
2024-1A A, 5.899%,
(TSFR3M + 1.630%),
01/20/2037 2,758,423
0.5
2,000,000
(2)(3)
Benefit Street Partners
CLO XX Ltd. 2020-20A
AR, 5.688%, (TSFR3M
+ 1.432%),
07/15/2034 2,002,978
0.3
1,000,000
(2)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-21A
A1R, 5.688%, (TSFR3M
+ 1.432%),
10/15/2034 1,001,489
0.2
1,650,000
(2)(3)
Benefit Street Partners
CLO XXIX Ltd. 2022-
29A AR, 5.462%,
(TSFR3M + 1.180%),
01/25/2038 1,649,990
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
600,000
(2)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.949%, (TSFR3M +
1.390%),
01/22/2038 $ 602,100
0.1
2,500,000
(2)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
AR, 5.356%, (TSFR3M
+ 1.100%),
10/15/2034 2,500,540
0.4
4,000,000
(2)(3)
BRSP Ltd. 2021-FL1
B, 6.332%, (TSFR1M +
2.014%),
08/19/2038 3,965,884
0.6
600,000
(2)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.669%, (TSFR3M +
1.400%),
10/21/2037 602,700
0.1
800,000
(2)(3)
Carlyle US CLO Ltd.
2021-4A A2, 5.931%,
(TSFR3M + 1.662%),
04/20/2034 800,614
0.1
1,650,000
(2)(3)
CBAM Ltd. 2017-1A
AR2, 5.659%, (TSFR3M
+ 1.390%),
01/20/2038 1,654,368
0.3
250,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.961%,
(TSFR3M + 1.700%),
07/16/2037 250,523
0.0
69,554  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 69,267
0.0
1,750,000
(2)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 1,772,072
0.3
250,000
(2)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 5.781%,
(TSFR3M + 1.512%),
01/20/2030 250,077
0.0
1,450,000
(2)(3)
Empower CLO Ltd.
2022-1A A1R, 5.659%,
(TSFR3M + 1.390%),
10/20/2037 1,452,958
0.2
1,950,000
(2)(3)
Empower CLO Ltd.
2025-1A A, 5.637%,
(TSFR3M + 1.310%),
07/20/2038 1,954,803
0.3
290,022
(2)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.004%,
(SOFR30A + 1.700%),
04/20/2037 290,225
0.0
450,000
(2)(3)
Invesco US CLO Ltd.
2023-1A AR, 5.842%,
(TSFR3M + 1.570%),
04/22/2037 451,441
0.1
450,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 447,995
0.1
1,000,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 1,005,469
0.2
700,000
(2)
Kubota Credit Owner
Trust 2025-2A A4,
4.570%,
11/15/2030 706,606
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
177,028
(2)(3)
LCM 26 Ltd. 26A A1,
5.601%, (TSFR3M +
1.332%),
01/20/2031 $ 177,132
0.0
900,000
(2)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 5.621%, (TSFR3M
+ 1.360%),
07/16/2037 902,019
0.1
1,575,000
(2)(3)
MF1 Ltd. 2021-FL6 C,
6.279%, (TSFR1M +
1.964%),
07/16/2036 1,571,521
0.3
1,800,000
(2)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR2,
5.629%, (TSFR3M +
1.360%),
10/18/2038 1,807,171
0.3
1,200,000
(2)(3)
Oaktree CLO Ltd.
2022-2A A1R2,
5.626%, (TSFR3M +
1.370%),
10/15/2037 1,201,931
0.2
250,000
(2)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 5.881%,
(TSFR3M + 1.612%),
07/19/2030 250,153
0.0
453,003
(2)(3)
Octagon Loan Funding
Ltd. 2014-1A ARR,
5.766%, (TSFR3M +
1.442%),
11/18/2031 453,460
0.1
3,700,000
(2)(3)
OHA Credit Partners
XIII Ltd. 2016-13A
A1R2, 5.649%,
(TSFR3M + 1.380%),
10/21/2037 3,712,765
0.6
500,000
(2)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 5.681%,
(TSFR3M + 1.412%),
01/19/2037 500,433
0.1
1,850,000
(2)(3)
Palmer Square CLO
Ltd. 2018-1A A1R,
5.789%, (TSFR3M +
1.520%),
04/18/2037 1,856,525
0.3
1,650,000
(2)(3)
Palmer Square CLO
Ltd. 2019-1A A1R,
5.719%, (TSFR3M +
1.412%),
11/14/2034 1,651,574
0.3
600,000
(2)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 599,714
0.1
950,000
(2)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 964,500
0.2
750,000
(2)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.659%,
(TSFR3M + 1.390%),
10/20/2037 751,971
0.1
2,100,000
(2)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 2,122,508
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
574,639
(2)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
5.651%, (TSFR3M +
1.382%),
01/21/2031 $ 575,151
0.1
410,000
(2)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
5.562%, (TSFR3M +
1.280%),
04/25/2033 410,139
0.1
663,980
(2)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
5.448%, (TSFR3M +
1.192%),
07/15/2030 664,740
0.1
2,000,000
(2)
T-Mobile US Trust
2024-2A A, 4.250%,
05/21/2029 2,003,922
0.3
851,067
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.506%, (TSFR3M +
1.250%),
07/15/2032 851,830
0.1
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 501,186
0.1
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 502,496
0.1
1,050,000
(2)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 1,057,801
0.2
300,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.606%,
(TSFR3M + 1.350%),
07/15/2037 301,041
0.1
59,850,823
9.7
Student Loan Asset-Backed Securities : 1.1%
4,940
(2)(3)
Navient Private
Education Loan Trust
2014-AA A3, 6.026%,
(TSFR1M + 1.714%),
10/15/2031 4,941
0.0
106,658
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 102,741
0.0
33,837
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 31,528
0.0
65,492
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 59,741
0.0
1,073,565
(2)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 961,572
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
261,384
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 $ 231,743
0.0
2,236,544
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 2,288,652
0.4
1,579,626
(2)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,599,580
0.3
31,704
(2)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 31,600
0.0
293,634
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 255,993
0.0
1,111,320
(2)
Sofi Proffesional
Loan Program Trust
2021-A AFX, 1.030%,
08/17/2043 990,933
0.2
6,559,024
1.1
Total Asset-Backed
Securities
(Cost $95,884,996)
96,338,178
15.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 13.2%
1,500,000
(2)(3)
ARDN Mortgage Trust
2025-ARCP A, 6.050%,
(TSFR1M + 1.750%),
06/15/2035 1,503,485
0.2
1,469,138
(2)(3)
AREIT LLC 2023-CRE8
A, 6.426%, (TSFR1M +
2.112%),
08/17/2041 1,474,522
0.2
1,000,000
(2)(3)
AREIT Ltd. 2025-
CRE10 A, 5.702%,
(TSFR1M + 1.388%),
12/17/2029 998,580
0.2
1,000,000
(2)(3)
ARES1 2024-IND2 A,
5.755%, (TSFR1M +
1.443%),
10/15/2034 1,002,300
0.2
500,000
(2)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2029 513,906
0.1
1,625,000
(2)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 1,684,563
0.3
1,000,000
(2)(3)
BAMLL Trust 2025-
ASHF A, 6.162%,
(TSFR1M + 1.850%),
02/15/2042 1,001,917
0.2
1,000,000
(2)(3)
BAMLL Trust 2025-
ASHF B, 6.662%,
(TSFR1M + 2.350%),
02/15/2042 1,000,320
0.2
2,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 2,061,650
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
BAY Mortgage Trust
2025-LIVN A, 6.112%,
(TSFR1M + 1.800%),
05/15/2035 $ 1,002,708
0.2
1,500,000
(2)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.804%,
(TSFR1M + 1.493%),
11/15/2041 1,504,020
0.2
2,917,000
(2)(3)
BHMS 2018-ATLS C,
6.509%, (TSFR1M +
2.197%),
07/15/2035 2,915,842
0.5
1,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 1,043,634
0.2
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,281,871
0.2
2,143,246
(2)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.676%,
(TSFR1M + 1.364%),
11/15/2038 2,141,620
0.3
1,198,975
(2)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 6.104%,
(TSFR1M + 1.792%),
10/15/2041 1,203,216
0.2
493,503
(2)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.853%,
(TSFR1M + 1.541%),
05/15/2034 494,168
0.1
1,550,000
(2)(3)
BX Trust 2021-ARIA
C, 6.072%, (TSFR1M +
1.760%),
10/15/2036 1,548,648
0.2
1,000,000
(2)(3)
BX Trust 2021-LGCY
A, 4.932%, (TSFR1M +
0.620%),
10/15/2036 997,766
0.2
2,113,323
(2)(3)
BX Trust 2021-RISE
B, 5.676%, (TSFR1M +
1.364%),
11/15/2036 2,111,694
0.3
574,572
(2)(3)
BX Trust 2022-PSB A,
6.763%, (TSFR1M +
2.451%),
08/15/2039 575,111
0.1
1,840,543
(2)(3)
BX Trust 2024-FNX A,
5.754%, (TSFR1M +
1.442%),
11/15/2041 1,844,824
0.3
2,450,000
(2)(3)
BX Trust 2024-VLT4
B, 6.253%, (TSFR1M +
1.941%),
07/15/2029 2,452,702
0.4
1,000,000
(2)(3)
BX Trust 2025-LUNR
B, 6.162%, (TSFR1M +
1.850%),
06/15/2040 1,003,171
0.2
825,000
(2)(3)
BX Trust 2025-VLT6
B, 6.204%, (TSFR1M +
1.893%),
03/15/2042 825,675
0.1
222,467  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 221,983
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,144,000
(3)
COMM Mortgage Trust
2015-CR25 C, 4.689%,
08/10/2048 $ 1,119,851
0.2
1,176,574  COMM Mortgage
Trust 2015-CR26 A4,
3.630%,
10/10/2048 1,171,315
0.2
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 509,315
0.1
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 508,640
0.1
2,000,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.221%,
11/10/2041 1,991,155
0.3
218,605  DBJPM Mortgage Trust
2017-C6 A3, 3.269%,
06/10/2050 214,621
0.0
4,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,176,705
0.7
1,500,000
(2)
ELM Trust 2024-
ELM B15, 6.195%,
06/10/2039 1,509,424
0.2
1,100,000
(2)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.703%,
(TSFR1M + 1.385%),
08/19/2042 1,097,950
0.2
1,000,000
(2)(3)
FS Trust 2024-HULA
B, 6.402%, (TSFR1M +
2.091%),
08/15/2039 1,001,904
0.2
46,207  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 44,322
0.0
3,186  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 3,163
0.0
261  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 260
0.0
22,265  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 21,846
0.0
2,089  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 2,075
0.0
1,000,000
(2)(3)
GSAT Trust 2025-BMF
A, 5.820%, (TSFR1M +
1.500%),
07/15/2030 1,001,913
0.2
1,000,000
(2)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 1,030,108
0.2
4,000,000
(2)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 6.557%,
(TSFR1M + 2.245%),
10/15/2039 4,001,725
0.6
1,334,000
(2)(3)
INTOWN Mortgage
Trust 2025-STAY C,
6.562%, (TSFR1M +
2.250%),
03/15/2042 1,332,070
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
IP Mortgage Trust
2025-IP A, 5.250%,
06/10/2042 $ 1,015,806
0.2
213,031  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 212,569
0.0
1,500,000
(2)(3)
LBA Trust 2024-BOLT
A, 5.903%, (TSFR1M +
1.591%),
06/15/2039 1,503,038
0.2
1,000,000
(2)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.607%, (TSFR1M +
1.295%),
05/15/2039 970,021
0.2
1,500,000
(2)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.699%, (TSFR1M +
1.385%),
08/17/2042 1,496,659
0.2
1,000,000
(2)(3)
MF1 LLC 2025-FL17
A, 5.635%, (TSFR1M +
1.320%),
02/18/2040 998,716
0.2
1,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 C,
4.627%,
12/15/2047 946,891
0.1
400,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 399,982
0.1
1,750,000
(2)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.455%,
11/05/2041 1,721,574
0.3
878,435
(2)(3)
PFP Ltd. 2023-10 A,
6.679%, (TSFR1M +
2.365%),
09/16/2038 880,056
0.1
1,000,000
(2)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 992,778
0.2
1,500,000
(2)(3)
PRM5 Trust 2025-
PRM5 A, 4.620%,
03/10/2033 1,494,870
0.2
2,000,000
(2)(3)
SMRT 2022-MINI F,
7.662%, (TSFR1M +
3.350%),
01/15/2039 1,949,561
0.3
3,000,000
(2)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 6.154%,
(TSFR1M + 1.842%),
02/15/2042 2,980,868
0.5
1,678,958
(2)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 1,708,837
0.3
2,000,000
(2)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.154%,
(TSFR1M + 1.842%),
11/15/2041 2,004,179
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,085,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 $ 1,067,613
0.2
1,463,484
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 1,422,210
0.2
2,500,000
(2)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 2,537,747
0.4
Total Commercial
Mortgage-Backed
Securities
(Cost $80,572,587)
81,452,233
13.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 10.8%
651,699
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
5.855%, (SOFR30A +
1.550%),
10/25/2041 653,495
0.1
56,989  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 52,548
0.0
298  Fannie Mae REMIC
Trust 2010-54 LC,
3.000%,
04/25/2040 297
0.0
152,049  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 150,120
0.0
426,186
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.770%, (SOFR30A +
0.464%),
08/25/2042 423,105
0.1
8,581,024
(3)
Fannie Mae REMIC
Trust 2024-100 FD,
5.755%, (SOFR30A +
1.450%),
06/25/2054 8,636,336
1.4
4,658,659
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.555%, (SOFR30A +
1.250%),
01/25/2055 4,654,197
0.8
3,537,776
(3)
Fannie Mae REMIC
Trust 2024-88 FD,
5.505%, (SOFR30A +
1.200%),
12/25/2054 3,546,807
0.6
14,897,387
(3)
Fannie Mae REMIC
Trust 2024-93 FL,
5.755%, (SOFR30A +
1.450%),
12/25/2054 14,993,414
2.4
56,582  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 57,617
0.0
608,800
(3)
Freddie Mac REMIC
Trust 3049 XF,
4.768%, (SOFR30A +
0.464%),
05/15/2033 604,061
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,988,719
(3)
Freddie Mac REMIC
Trust 3114 PF,
4.818%, (SOFR30A +
0.514%),
02/15/2036 $ 2,963,035
0.5
4,288,877
(3)
Freddie Mac REMIC
Trust 3136 FA,
4.968%, (SOFR30A +
0.664%),
04/15/2036 4,269,918
0.7
851,472
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.848%, (SOFR30A +
0.544%),
05/15/2036 847,707
0.1
322,081
(3)
Freddie Mac REMIC
Trust 3255 FA,
4.698%, (SOFR30A +
0.394%),
12/15/2036 317,616
0.1
18,872
(3)
Freddie Mac REMIC
Trust 3747 FA,
4.918%, (SOFR30A +
0.614%),
10/15/2040 18,706
0.0
412,113
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.818%, (SOFR30A +
0.514%),
08/15/2034 409,335
0.1
5,133,395
(3)
Freddie Mac REMIC
Trust 5410 DF,
5.755%, (SOFR30A +
1.450%),
05/25/2054 5,154,881
0.8
1,259,044
(3)
Freddie Mac REMIC
Trust 5499 FX,
5.705%, (SOFR30A +
1.400%),
02/25/2055 1,264,939
0.2
945,518
(3)
Freddie Mac REMIC
Trust 5502 BF,
5.955%, (SOFR30A +
1.650%),
02/25/2055 960,125
0.2
3,653,822
(3)
Freddie Mac Strips
406 F43, 5.105%,
(SOFR30A + 0.800%),
10/25/2053 3,643,887
0.6
3,080,715
(3)
Freddie Mac Strips
406 F44, 5.305%,
(SOFR30A + 1.000%),
10/25/2053 3,080,334
0.5
582,213
(3)
Ginnie Mae 2010-H11
FA, 5.443%, (TSFR1M
+ 1.114%),
06/20/2060 587,068
0.1
63,213
(3)
Ginnie Mae 2011-H03
FA, 4.946%, (TSFR1M
+ 0.614%),
01/20/2061 63,360
0.0
17,780
(3)
Ginnie Mae 2011-H05
FA, 4.946%, (TSFR1M
+ 0.614%),
12/20/2060 17,819
0.0
177,794
(3)
Ginnie Mae 2011-H05
FB, 4.946%, (TSFR1M
+ 0.614%),
12/20/2060 178,216
0.0
305,614
(3)
Ginnie Mae 2011-H06
FA, 4.896%, (TSFR1M
+ 0.564%),
02/20/2061 306,079
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,792
(3)
Ginnie Mae 2011-H07
FA, 4.946%, (TSFR1M
+ 0.614%),
02/20/2061 $ 13,827
0.0
31,339
(3)
Ginnie Mae 2011-H08
FD, 4.946%, (TSFR1M
+ 0.614%),
02/20/2061 31,406
0.0
254,609
(3)
Ginnie Mae 2011-H08
FG, 4.926%, (TSFR1M
+ 0.594%),
03/20/2061 255,060
0.0
146,427
(3)
Ginnie Mae 2011-H09
AF, 4.946%, (TSFR1M
+ 0.614%),
03/20/2061 146,775
0.0
95,306
(3)
Ginnie Mae 2012-H18
NA, 4.966%, (TSFR1M
+ 0.634%),
08/20/2062 95,482
0.0
221,524
(3)
Ginnie Mae 2012-H23
WA, 4.966%, (TSFR1M
+ 0.634%),
10/20/2062 222,158
0.0
214,885  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 206,026
0.0
186,426
(3)
Ginnie Mae 2014-53
JM, 6.960%,
04/20/2039 197,254
0.0
1,649,759
(3)
Ginnie Mae 2015-H32
FH, 5.106%, (TSFR1M
+ 0.774%),
12/20/2065 1,655,804
0.3
1,159,977
(3)
Ginnie Mae 2016-H16
FE, 6.297%, (TSFR12M
+ 1.095%),
06/20/2066 1,170,500
0.2
499,475
(3)
Ginnie Mae 2017-H06
FE, 4.996%, (TSFR1M
+ 0.664%),
02/20/2067 500,676
0.1
321,968
(3)
Ginnie Mae 2017-H07
FG, 4.906%, (TSFR1M
+ 0.574%),
02/20/2067 322,564
0.1
1,165,861  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 1,172,976
0.2
1,277,656
(3)
Ginnie Mae 2025-9
FE, 5.552%, (SOFR30A
+ 1.250%),
01/20/2055 1,272,433
0.2
893,077
(2)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 724,188
0.1
901,578  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 874,586
0.1
Total Collateralized
Mortgage Obligations
(Cost $66,378,989)
66,716,737
10.8
U.S. TREASURY OBLIGATIONS : 6.8%
United States Treasury Notes : 6.8%
2,561,600
3.375
%,
09/15/2027 2,544,289
0.4
10,315,700
3.750
%,
06/30/2027 10,322,550
1.7
7,360,800
3.750
%,
05/15/2028 7,372,876
1.2
19,321,600
3.875
%,
06/15/2028 19,425,001
3.2
1,967,000
4.000
%,
06/30/2032 1,968,691
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
10,900
4.250
%,
05/15/2035 $ 10,918
0.0
41,644,325
6.8
Total U.S. Treasury
Obligations
(Cost $41,458,940)
41,644,325
6.8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Federal Home Loan Mortgage Corporation : 0.0%
(4)
9,924
5.500
%,
01/01/2037 10,228
0.0
4,909
5.500
%,
10/01/2038 5,016
0.0
85,520
5.500
%,
11/01/2038 87,963
0.0
83,666
5.500
%,
02/01/2039 85,311
0.0
188,518
0.0
Uniform Mortgage-Backed Securities : 0.0%
12
5.000
%,
03/01/2027 12
0.0
64,508
5.000
%,
05/01/2042 65,571
0.0
65,583
0.0
Total U.S. Government
Agency Obligations
(Cost $262,832)
254,101
0.0
Total Long-Term
Investments
(Cost $594,000,112)
598,844,229
97.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.2%
Commercial Paper : 1.9%
3,000,000  Duke Energy Corp.,
4.700
%,
07/22/2025 2,991,520
0.5
1,100,000
Fiserv, Inc.,
4.730
%,
07/23/2025 1,096,732
0.2
3,000,000
RTX Corp.,
4.720
%,
07/16/2025 2,993,804
0.5
3,900,000  Virginia Electric and
Power Co.,
4.530
%,
07/18/2025 3,891,304
0.7
Total Commercial Paper
(Cost $10,974,654)
10,973,360
1.9
Repurchase Agreements : 1.2%
265,110
(5)
BNP Paribas
S.A., Repurchase
Agreement dated
06/30/2025, 4.380%,
due 07/01/2025
(Repurchase Amount
$265,142, collateralized
by various U.S.
Government Securities,
0.000%-3.875%, Market
Value plus accrued
interest $270,412, due
07/10/25-05/15/42)
265,110
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,995,940
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,996,180,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$2,035,859, due
06/01/30-02/01/57)
$ 1,995,940
0.3
1,995,940
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,996,180,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$2,035,859, due
08/15/34-06/01/55)
1,995,940
0.3
1,381,726
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,381,892,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,409,361, due
03/01/34-05/01/55)
1,381,726
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,963,195
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2025, 4.480%,
due 07/01/2025
(Repurchase
Amount $1,963,436,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,996,556, due
07/15/26-02/15/54)
$ 1,963,195
0.3
Total Repurchase
Agreements
(Cost $7,601,911)
7,601,911
1.2
Time Deposits : 0.1%
190,000
(5)
Canadian Imperial Bank
of Commerce,
4.320
%,
07/01/2025 190,000
0.0
180,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
07/01/2025 180,000
0.0
190,000
(5)
Mizuho Bank Ltd.,
4.330
%,
07/01/2025 190,000
0.0
190,000
(5)
Royal Bank of Canada,
4.330
%,
07/01/2025 190,000
0.1
Total Time Deposits
(Cost $750,000)
750,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.0%
276,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $276,000) $ 276,000 0.0
Total Short-Term
Investments
(Cost $19,602,565)
19,601,271
3.2
Total Investments in
Securities
(Cost $613,602,677) $ 618,445,500 100.5
Liabilities in Excess of
Other Assets
(2,802,859) (0.5)
Net Assets $ 615,642,641 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of June 30, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 312,438,655 $ — $ 312,438,655
Asset-Backed Securities — 96,338,178 — 96,338,178
Commercial Mortgage-Backed Securities — 81,452,233 — 81,452,233
Collateralized Mortgage Obligations — 66,716,737 — 66,716,737
U.S. Treasury Obligations — 41,644,325 — 41,644,325
U.S. Government Agency Obligations — 254,101 — 254,101
Short-Term Investments 276,000 19,325,271 — 19,601,271
Total Investments, at fair value $ 276,000 $ 618,169,500 $ — $ 618,445,500
Other Financial Instruments+
Futures 823,528 — — 823,528
Total Assets $ 1,099,528 $ 618,169,500 $ — $ 619,269,028
Liabilities Table
Other Financial Instruments+
Futures $ (510,124) $ — $ — $ (510,124)
Written Options — (26,644) — (26,644)
Total Liabilities $ (510,124) $ (26,644) $ — $ (536,768)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya Short Duration Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,342 09/30/25 $ 279,167,453 $ 823,282
U.S. Treasury Long Bond 1 09/19/25 115,469 123
U.S. Treasury Ultra Long Bond 1 09/19/25 119,125 123
$ 279,402,047 $ 823,528
Short Contracts:
U.S. Treasury 5-Year Note (202) 09/30/25 (22,018,000) (228,172)
U.S. Treasury 10-Year Note (210) 09/19/25 (23,546,250) (121,661)
U.S. Treasury Ultra 10-Year Note (65) 09/19/25 (7,427,266) (160,291)
$ (52,991,516) $ (510,124)
At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Short Duration Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 07/16/25 USD $ 5,879,000 $ (43,651) $ (3,676)
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.500% 08/20/25 USD 3,011,500 (24,273) (6,957)
Put on 5-Year
Credit Default
Swap
Barclays Bank
PLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 08/20/25 USD 5,879,000 (64,669) (16,011)
$(132,593) $(26,644)

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,493,946
Gross Unrealized Depreciation (651,123)
Net Unrealized Appreciation $ 4,842,823